Shareholders’ Deficit (Details) - $ / shares	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Warrants purchase		7,886,643	7,886,643
Commencing after the completion days	30 days	30 days
Prior written notice of redemption	30 days	30 days
Redemption period day	30 days	30 days
Implied share price	$ 10
Ordinary shares subject to possible redemption		23,000,000	23,000,000
Public warrants exercisable from closing of initial public offering	12 months	12 months
Number of Business Days		15 days	15 days
Warrant [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	7,886,643	7,886,643	7,886,643
Warrant term	5 years	5 years	5 years
Price per share	$ 0.01	$ 0.01
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	7,666,645	7,666,645	7,666,645
Price per warrant		$ 0.63	$ 0.63
Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants purchase	219,998	219,998	219,998
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	660,000	660,000	660,000
Ordinary shares, shares outstanding	660,000	660,000	660,000
Warrants purchase	7,886,643	7,886,643	7,886,643
Price per share	$ 18	$ 18
Implied share price	$ 18	$ 18	$ 18
Ordinary shares subject to possible redemption	23,000,000	23,000,000	23,000,000
Number of warrants purchased	1	1
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Price per warrant	$ 11.5	$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,666,667	7,666,667	7,666,667
Ordinary shares, shares outstanding	7,666,667	7,666,667	7,666,667